STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)							1 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Feb. 26, 2024	Jan. 31, 2024	Feb. 01, 2023	Dec. 30, 2022	Aug. 31, 2022	Jun. 10, 2022	Aug. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Jun. 20, 2023
Class of Stock [Line Items]
Common stock, shares authorized								50,000,000		50,000,000	50,000,000
Issuance of Common Stock, shares							2,500,001
Common stock, shares issued								24,443,989		27,278,652	24,443,989
Common stock, shares outstanding								24,443,989		27,278,652	24,443,989
Preferred stock, shares authorized											1,000,000
Preferred stock, par value								$ 0.0001			$ 0.0001
Preferred stock, shares issued								0			0
Preferred stock, shares outstanding								0			0
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized								50,000,000			50,000,000
Common stock, par value								$ 0.0001			$ 0.0001
Common stock, shares issued								1,781,875			1,781,875
Common stock, shares outstanding								1,781,875			1,781,875
Common stock, possible redemption shares								2,058,934			5,750,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized								4,000,000			4,000,000
Common stock, par value								$ 0.0001			$ 0.0001
Cetus Capital Acquisition Corp [Member]
Class of Stock [Line Items]
Issuance of Common Stock, shares		300,000
Shares cancellation	3,691,066	3,691,066
Preferred stock, shares authorized								1,000,000		1,000,000	1,000,000
Preferred stock, par value								$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued								0		0	0
Preferred stock, shares outstanding								0		0	0
Class of warrants												$ 11.50
Issue price		$ 0.03						$ 9.20			$ 9.20
Gross proceeds issuance percentage								60.00%			60.00%
Warrants adjusted market value percentage								115.00%			115.00%
Stock price trigger								$ 18.00			$ 18.00
Market value percentage								180.00%			180.00%
Cetus Capital Acquisition Corp [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Common stock, shares issued								1,437,500			1,437,500
Common stock, shares outstanding								1,437,500			1,437,500
Cetus Capital Acquisition Corp [Member] | Warrant [Member]
Class of Stock [Line Items]
Class of warrants								$ 0.01			$ 0.01
Cetus Capital Acquisition Corp [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized								50,000,000		50,000,000	50,000,000
Common stock, par value								$ 0.0001		$ 0.0001	$ 0.0001
Common stock, voting rights								Holders of the Company’s Class A common stock are entitled to one vote for each share			Holders of the Company’s Class A common stock are entitled to one vote for each share
Common stock, shares issued								1,781,875		1,437,500	1,781,875
Common stock, shares outstanding								1,781,875		1,437,500	1,781,875
Common stock, representative shares								57,500			57,500
Common stock, possible redemption shares								2,058,934		5,750,000	5,750,000
Class of warrants								$ 18.00			$ 18.00	$ 11.50
Cetus Capital Acquisition Corp [Member] | Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of Common Stock, shares									5,750,000		5,750,000
Shares cancellation									(5,750,000)		(5,750,000)
Cetus Capital Acquisition Corp [Member] | Common Class A [Member] | Sponsor [Member]
Class of Stock [Line Items]
Issuance of Common Stock, shares						1,725,000
Shares forfeiture						225,000
Cetus Capital Acquisition Corp [Member] | Common Class A [Member] | Sponsor [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Issuance of Common Stock, shares				1,437,500
Shares forfeiture				187,500
Shares cancellation				287,500
Shares forfeiture				287,500
Number of shares issued				1,437,500
Cetus Capital Acquisition Corp [Member] | Common Class A [Member] | Sponsor [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares forfeiture			187,500	187,500
Cetus Capital Acquisition Corp [Member] | Common Class A [Member] | Sponsor [Member] | Common Stock [Member]
Class of Stock [Line Items]
Purchase price						$ 25,000
Cetus Capital Acquisition Corp [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized								4,000,000		4,000,000	4,000,000
Common stock, par value								$ 0.0001		$ 0.0001	$ 0.0001
Common stock, voting rights								Holders of the Company’s Class B common stock are entitled to one vote for each share			Holders of the Company’s Class B common stock are entitled to one vote for each share.
Common stock, shares issued								0		0	0
Common stock, shares outstanding								0		0	0
Number of shares issued purchase price, value								$ 25,000			$ 25,000
Number of shares converted					1,725,000
Cetus Capital Acquisition Corp [Member] | Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of Common Stock, shares										1,437,500
Number of shares issued								1,725,000			1,725,000
Cetus Capital Acquisition Corp [Member] | Common Class B [Member] | Sponsor [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Issuance of Common Stock, shares						1,725,000
Shares forfeiture					225,000	225,000
Issue price						$ 0.014